Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Part 3 - USD ($)							1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 01, 2023	Mar. 08, 2023	Dec. 31, 2022	Aug. 18, 2022	Aug. 07, 2022	Aug. 07, 2022	Aug. 18, 2022	Mar. 22, 2021	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2023	Oct. 18, 2022	Oct. 04, 2022	Jul. 11, 2022	Jun. 23, 2022	Feb. 19, 2021	Jul. 31, 2020
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Received total proceeds from the unsecured PPP Loans												$ 800,000		$ 779,000
Interest rate percentage																				1.00%
Principal and interest payment					$ 24,000	$ 24,000
Loan amount																						$ 45,000
Accumulated deficit			$ 247,100,000											247,100,000
Cash, cash equivalents			$ 20,500,000											$ 20,500,000
Exchange agreement payment		$ 10,300,000					$ 35,200,000
Aggregate offering price																	$ 50,000,000
Transition period, description														As of December 31, 2022, the Company sold 306,628 shares of Common Stock under the ATM Program at an average price of $50.85 per share, resulting in gross proceeds of $15.6 million, and net proceeds of $15.0 million after commissions and fees to the Agent totaling $468 thousand and legal fees totaling $75 thousand.
Average price per share (in Dollars per share)			$ 50.85											$ 50.85
Gross proceeds														$ 15,600,000
Net proceeds								$ 80,000,000						57,000,000
Commissions and fees to the agent	$ 48,000													$ 468,000
Common stock, par value (in Dollars per share)			$ 0.001						$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 1	$ 0.001		$ 2,700
Revenue percentage														10.00%
Accounts receivable percentage														10.00%
Impairment charge												$ 54,700,000		$ 54,700,000
Reclassification of impairment												15,200,000		15,200,000
Warrant purchase shares (in Shares)				71,139
Purchase aggregate share (in Shares)				34,406
Reserve for warranty returns												$ 600,000		$ 553,000	$ 398,000
Tax benefit percentage												50.00%		50.00%
Deferred tax liability															$ 25,000
Federal net operating loss														$ 96,700,000
State net operating loss												$ 0	$ 200,000	$ 71,600,000
Revenue Benchmark [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Revenue percentage														10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Revenue percentage									10.00%		10.00%	10.00%		10.00%
Accounts Receivable [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Accounts receivable percentage														10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Accounts receivable percentage												10.00%		10.00%
Agrify Valiant LLC’s [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Ownership percentage			60.00%						60.00%			60.00%		60.00%
Agrify Brands, LLC’s [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Ownership percentage			75.00%						75.00%			75.00%		75.00%
Teejan Podponics International LLC [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Ownership percentage			50.00%											50.00%
Forecast [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Average price per share (in Dollars per share)										$ 4.93
Gross proceeds										$ 1,600,000
Net proceeds										1,600,000
Commissions and fees to the agent										$ 48,000
Canaccord Genuity LLC [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Gross proceeds														$ 3,000,000
Net proceeds														8,200,000
Commissions and fees to the agent			$ 500,000
Canaccord Genuity LLC [Member] | Forecast [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Shares of common stock (in Shares)										323,082
SPA [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Exchange agreement payment														$ 10,000,000